Note 2 - Summary of Significant Accounting Policies - Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable		¥ 535,392	¥ 518,596
Allowance for doubtful accounts	$ (3,104)	(20,198)	(16,792)
Accounts receivable, net	$ 79,184	¥ 515,194	¥ 501,804